Supplement to the
Fidelity® Series Small Cap Opportunities Fund
September 29, 2015
Prospectus

Rayna Lesser no longer serves as co-manager of the fund.

SMO-16-01  June 2, 2016
1.843345.116

Supplement to the

Fidelity® Series Small Cap Opportunities Fund (FSOPX)

A Class of shares of Fidelity Series Small Cap Opportunities Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

Rayna Lesser no longer serves as a co-manager of the fund.

SMOB-16-01  June 2, 2016
1.881197.111

Supplement to the
Fidelity® Series Small Cap Opportunities Fund
Class F
September 29, 2015
Prospectus

Rayna Lesser no longer serves as co-manager of the fund.

SMO-F-16-01  June 2, 2016
1.904319.108

Supplement to the

Fidelity® Series Small Cap Opportunities Fund

Class F (FSOFX)

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2015

Rayna Lesser no longer serves as a co-manager of the fund.

F-COM7B-16-01  June 2, 2016
1.907260.112